Other income/(expenses), net - Narrative (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of attribution of expenses by nature to their function [line items]
Increase (decrease) in other operating income (expense)	€ (1,600)
Increase (decrease) in other operating income (expense), percentage	(35.00%)
Other income and expenses, net	€ 2,939	€ 4,555
Grant income	2,496	1,951
Coalition for Epidemic Preparedness Innovations (CEPI) | IXCHIQ® | Strategic partnership agreement
Disclosure of attribution of expenses by nature to their function [line items]
Grant income	2,300	€ 1,800
Austria
Disclosure of attribution of expenses by nature to their function [line items]
Increase (decrease) in research and development tax credit	(1,600)
France
Disclosure of attribution of expenses by nature to their function [line items]
Increase (decrease) in research and development tax credit	€ (600)